Stockholders' Equity (Details) (USD $)	1 Months Ended		12 Months Ended						3 Months Ended				1 Months Ended
	Oct. 31, 2011	Feb. 28, 2010	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Jun. 14, 2010	Feb. 16, 2010	Jan. 05, 2010	Dec. 31, 2003 Chief Executive Officer [Member]	Sep. 20, 2003 Chief Executive Officer [Member]	Jun. 14, 2010 Officer [Member]	Jan. 05, 2010 Director [Member]	Oct. 31, 2011 Consultants [Member]	Oct. 21, 2011 Consultants [Member]	Jun. 14, 2010 Consultants [Member]	Jan. 05, 2010 Consultants [Member]
Stockholder's Equity (Textual)
Common stock, shares authorized			50,000,000	50,000,000	50,000,000	25,000,000		3,310,000			5,000,000	200,000		2,934,360	20,000,000	3,110,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001			$ 0.05
Common stock, value, issued			$ 29,640	$ 32,574	$ 32,574						$ 250,000	$ 10,000			$ 1,000,000	$ 155,500
Value of stock issued for compensation										100
Stock issued for compensation, shares	2,934,360								100,000
Common stock sold to individuals		1,230,000
Common stock sold to individuals, value		61,500	61,500										146,718
Sale of stock, price per share						$ 0.05	$ 0.05							$ 0.05
Number of individuals received common stock							69
Professional fee paid by stockholder on behalf of Company			$ 12,650